Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Receivable/Accounts Receivable, Net [Abstract]
Balance, beginning of the year		$ 22,535	$ 23,799
Provision for doubtful accounts	429,803	805,870
Uncollectible receivables written-off		(56,010)
Translation adjustments	16,554	(518)	(1,264)
Balance, end of the year	$ 446,357		$ 22,535